FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(106,203,805)	336,352,596	98,094,279
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(9,043,079)	36,604,889	98,039,341
Embedded Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives			54,938
Convertible Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(96,851,674)	398,030,217
Capped Call Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(309,052)	(98,282,510)